Critical Accounting Estimates and Judgments - Narrative (Details) - USD ($)	12 Months Ended
	Jun. 30, 2021	Jun. 30, 2020	Jun. 30, 2019
Accounting Judgments and Estimates [Abstract]
Impairment of goodwill	$ 0	$ 0	$ 0
Total impairment	7,435,000	$ 0	$ 0
Right-of-use asset and leasehold improvement, residual value	$ 0